Schedule of Investments (unaudited) April 30, 2022	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 86.6%
Abacus Property Group	579,875	$1,330,809
Acadia Realty Trust	103,950	2,174,634
Activia Properties, Inc.	906	2,895,140
Advance Residence Investment Corp.	1,568	4,307,394
Aedifica SA	44,047	5,221,018
AEON REIT Investment Corp.	2,006	2,303,117
Agree Realty Corp.	85,043	5,776,121
AIMS APAC REIT(a)	692,200	707,824
Alexander & Baldwin, Inc.	90,387	1,916,204
Alexandria Real Estate Equities, Inc.	202,668	36,918,003
Allied Properties Real Estate Investment Trust	152,233	4,945,069
American Assets Trust, Inc.	59,928	2,193,365
American Campus Communities, Inc.	166,153	10,745,115
American Homes 4 Rent, Class A	358,234	14,189,649
Americold Realty Trust	323,642	8,537,676
Apartment Income REIT Corp.	189,174	9,301,686
Apartment Investment and Management Co., Class A(b)	190,148	1,197,932
Apple Hospitality REIT, Inc.	258,333	4,569,911
Arena REIT(a)	401,204	1,357,761
Argosy Property Ltd.	1,042,104	873,098
Armada Hoffler Properties, Inc.	75,490	1,022,890
Artis Real Estate Investment Trust	115,837	1,182,130
Ascencio	5,983	326,950
Ascendas Real Estate Investment Trust	4,152,859	8,544,421
Ascott Residence Trust	2,233,100	1,855,221
Assura PLC	3,493,986	2,895,326
AvalonBay Communities, Inc.	169,677	38,598,124
Befimmo SA	25,514	1,273,591
Big Yellow Group PLC	205,607	3,715,723
BMO Commercial Property Trust Ltd.	634,743	936,899
BMO Real Estate Investments Ltd.	272,150	329,990
Boardwalk Real Estate Investment Trust	46,373	2,034,831
Boston Properties, Inc.	189,994	22,343,294
Brandywine Realty Trust	197,039	2,299,445
British Land Co. PLC	1,126,926	7,258,999
Brixmor Property Group, Inc.	360,138	9,140,302
Broadstone Net Lease, Inc.	190,092	3,933,003
BWP Trust	608,204	1,767,794
Camden Property Trust	120,288	18,871,984
Canadian Apartment Properties REIT	210,387	8,240,901
Capital & Counties Properties PLC	919,251	1,899,325
CapitaLand Integrated Commercial Trust	5,866,839	9,830,424
CareTrust REIT, Inc.	119,242	1,932,913
Carmila SA	46,793	727,869
CDL Hospitality Trusts	1,020,300	980,605
Centerspace	17,293	1,595,452
Centuria Industrial REIT	647,408	1,804,208
Centuria Office REIT	576,866	889,360
Champion REIT	2,349,000	1,029,764
Charter Hall Education Trust	411,556	1,165,046
Charter Hall Long Wale REIT	790,508	2,966,822
Charter Hall Retail REIT	602,317	1,881,492
Choice Properties Real Estate Investment Trust	312,375	3,691,163
Civitas Social Housing PLC	713,296	771,364
Cofinimmo SA	39,110	5,251,893
Comforia Residential REIT, Inc.	783	1,951,097
Community Healthcare Trust, Inc.	29,047	1,069,511
Corporate Office Properties Trust	137,205	3,662,001
Cousins Properties, Inc.	181,112	6,501,921

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Covivio	60,675	$4,321,126
CRE Logistics REIT Inc.	648	990,959
Crombie Real Estate Investment Trust	124,871	1,702,013
Cromwell European Real Estate Investment Trust	398,500	966,915
Cromwell Property Group	1,726,795	1,036,357
CubeSmart	265,227	12,600,935
Custodian REIT PLC	503,149	636,481
Daiwa House REIT Investment Corp.	2,593	6,311,366
Daiwa Office Investment Corp.	321	1,817,264
Daiwa Securities Living Investments Corp.	2,510	2,209,032
Derwent London PLC	121,820	4,622,085
Dexus	1,311,946	10,257,540
Dexus Industria REIT	262,140	627,140
DiamondRock Hospitality Co.(b)	244,432	2,595,868
Digital Realty Trust, Inc.	341,649	49,921,752
DigitalBridge Group, Inc.(b)	585,816	4,077,279
Diversified Healthcare Trust	307,719	692,368
Douglas Emmett, Inc.	203,594	5,997,879
Dream Industrial Real Estate Investment Trust	271,185	3,158,002
Dream Office Real Estate Investment Trust	45,031	911,381
Duke Realty Corp.	462,657	25,330,471
Easterly Government Properties, Inc.	107,418	2,046,313
EastGroup Properties, Inc.	49,261	9,236,438
Empire State Realty Trust, Inc., Class A	178,083	1,538,637
Empiric Student Property PLC	762,006	871,948
EPR Properties	90,030	4,728,376
Equinix, Inc.	108,852	78,273,296
Equity Commonwealth(b)	130,157	3,408,812
Equity LifeStyle Properties, Inc.	215,302	16,638,539
Equity Residential	448,604	36,561,226
ESR-REIT	6,182,136	1,733,841
Essential Properties Realty Trust, Inc.	144,814	3,475,536
Essex Property Trust, Inc.	78,867	25,968,537
Eurocommercial Properties NV	60,871	1,472,833
Extra Space Storage, Inc.	159,605	30,324,950
Far East Hospitality Trust	1,210,000	582,880
Federal Realty Investment Trust	94,937	11,113,325
First Capital Real Estate Investment Trust	264,607	3,526,308
First Industrial Realty Trust, Inc.	157,992	9,163,536
Fortune Real Estate Investment Trust	1,697,000	1,482,706
Four Corners Property Trust, Inc.	89,065	2,445,725
Frasers Centrepoint Trust	1,319,405	2,323,527
Frasers Logistics & Commercial Trust	3,449,400	3,592,065
Frontier Real Estate Investment Corp.	601	2,328,601
Fukuoka REIT Corp.	848	1,060,561
Gaming and Leisure Properties, Inc.	283,529	12,583,017
Gecina SA	63,030	7,100,212
Getty Realty Corp.	46,969	1,263,936
Global Net Lease, Inc.	125,476	1,760,428
Global One Real Estate Investment Corp.	1,119	959,201
GLP J-REIT	5,179	6,988,411
Goodman Property Trust	1,349,114	1,963,887
GPT Group	2,336,571	8,306,239
Granite Real Estate Investment Trust	75,987	5,627,527
Great Portland Estates PLC	312,374	2,653,278
Growthpoint Properties Australia Ltd.	350,062	1,076,732
H&R Real Estate Investment Trust	344,481	3,426,978
Hamborner REIT AG	84,125	785,162
Hammerson PLC(a)	5,427,281	1,959,420
Hankyu Hanshin REIT, Inc.	831	944,361
Healthcare Realty Trust, Inc.	177,133	4,796,762
Healthcare Trust of America, Inc., Class A	264,858	8,067,575

1

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc.	656,089	$21,526,280
Heiwa Real Estate REIT, Inc.	1,101	1,261,211
Hibernia REIT PLC	782,600	1,339,130
Highwoods Properties, Inc.	124,026	5,065,222
Home Consortium Ltd.	165,450	780,043
Home Reit PLC	692,912	1,068,217
HomeCo Daily Needs REIT	1,620,096	1,631,167
Hoshino Resorts REIT, Inc.	292	1,506,324
Host Hotels & Resorts, Inc.	860,343	17,507,980
Hotel Property Investments	215,898	617,745
Hudson Pacific Properties, Inc.	179,973	4,189,771
Hulic REIT, Inc.	1,560	1,937,888
ICADE	39,643	2,366,919
Ichigo Office REIT Investment	1,361	873,644
Immobiliare Grande Distribuzione SIIQ SpA(b)	88,873	421,340
Impact Healthcare REIT PLC	341,458	533,500
Independence Realty Trust, Inc.	268,896	7,330,105
Industrial & Infrastructure Fund Investment Corp.	2,322	3,331,802
Industrial Logistics Properties Trust	81,178	1,311,836
Ingenia Communities Group	434,129	1,429,198
Inmobiliaria Colonial Socimi SA	419,684	3,489,833
Innovative Industrial Properties, Inc.	30,534	4,414,911
InterRent Real Estate Investment Trust	155,597	1,709,005
Intervest Offices & Warehouses NV	29,233	871,212
InvenTrust Properties Corp.	80,975	2,452,733
Invincible Investment Corp.	5,837	1,903,311
Invitation Homes, Inc.	726,357	28,923,536
Irish Residential Properties REIT PLC	562,785	862,067
Irongate Group	578,246	781,914
Itochu Advance Logistics Investment Corp.	724	894,380
Japan Excellent, Inc.	1,552	1,522,796
Japan Hotel REIT Investment Corp.	5,505	2,795,914
Japan Logistics Fund, Inc.	1,067	2,604,019
Japan Metropolitan Fund Invest	8,421	6,693,251
Japan Prime Realty Investment Corp.	1,115	3,382,640
Japan Real Estate Investment Corp.	1,583	7,661,493
JBG SMITH Properties	148,577	3,916,490
Kenedix Office Investment Corp.	462	2,414,738
Kenedix Residential Next Investment Corp.	1,225	1,970,587
Kenedix Retail REIT Corp.	727	1,530,508
Keppel DC REIT	1,503,391	2,241,238
Keppel Pacific Oak US REIT	1,054,200	763,454
Keppel REIT	2,577,800	2,258,374
Killam Apartment Real Estate Investment Trust	137,780	2,167,543
Kilroy Realty Corp.	140,566	9,839,620
Kimco Realty Corp.	706,914	17,906,132
Kite Realty Group Trust	260,362	5,806,073
Kiwi Property Group Ltd.	1,811,810	1,235,751
Klepierre SA	226,541	5,422,407
Land Securities Group PLC	868,416	8,144,500
Lar Espana Real Estate Socimi SA	80,137	419,997
LaSalle Logiport REIT	2,188	2,960,150
Lendlease Global Commercial REIT(a)	1,423,256	812,972
Life Storage, Inc.	99,126	13,133,204
Link REIT	2,569,800	22,197,373
LondonMetric Property PLC	1,142,260	3,860,691
LTC Properties, Inc.	48,696	1,606,968
LXI REIT PLC	881,583	1,636,431
LXP Industrial Trust	335,821	4,214,554
Macerich Co.	258,492	3,244,075
Manulife U.S. Real Estate Investment Trust	1,916,300	1,193,866
Mapletree Commercial Trust	2,667,247	3,587,237
Mapletree Industrial Trust	2,254,210	4,235,843

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Mapletree Logistics Trust	3,949,509	$5,072,438
Medical Properties Trust, Inc.	719,088	13,224,028
Mercialys SA	75,142	725,634
Merlin Properties Socimi SA	403,066	4,378,770
Mid-America Apartment Communities, Inc.	140,412	27,616,232
Mirai Corp.	1,889	733,751
Mirvac Group	4,803,933	8,119,080
Mitsubishi Estate Logistics REIT Investment Corp.	456	1,636,001
Mitsui Fudosan Logistics Park, Inc.	647	2,773,962
Montea NV	15,404	1,839,164
Mori Hills REIT Investment Corp.	1,970	2,234,252
Mori Trust Sogo REIT, Inc.	1,253	1,364,352
National Health Investors, Inc.	53,412	2,752,320
National Retail Properties, Inc.	212,523	9,317,008
National Storage Affiliates Trust	97,314	5,507,972
National Storage REIT	1,397,119	2,530,529
Necessity Retail REIT, Inc.	153,322	1,145,315
NewRiver REIT PLC	408,232	452,758
NexPoint Residential Trust, Inc.	27,123	2,418,287
Nextensa	5,142	385,143
Nippon Accommodations Fund, Inc.	571	2,811,551
Nippon Building Fund, Inc.	1,861	9,661,016
Nippon Prologis REIT, Inc.	2,828	7,827,247
NIPPON REIT Investment Corp.	512	1,467,594
Nomura Real Estate Master Fund, Inc.	5,397	6,776,144
NorthWest Healthcare Properties Real Estate Investment Trust	231,086	2,383,443
NSI NV	21,014	824,677
NTT UD REIT Investment Corp.	1,589	1,835,441
Office Properties Income Trust	60,381	1,305,437
Omega Healthcare Investors, Inc.	289,981	7,388,716
One REIT Inc.	294	624,096
Orion Office REIT, Inc.	69,581	933,777
Orix JREIT, Inc.	3,194	4,317,396
OUE Commercial Real Estate Investment Trust	2,673,900	799,202
Paramount Group, Inc.	222,519	2,116,156
Park Hotels & Resorts, Inc.	283,669	5,591,116
Parkway Life Real Estate Investment Trust	476,900	1,661,737
Pebblebrook Hotel Trust	157,807	3,853,647
Physicians Realty Trust	265,623	4,552,778
Picton Property Income Ltd.	642,050	820,264
Piedmont Office Realty Trust, Inc., Class A	149,243	2,402,812
Precinct Properties New Zealand Ltd.	1,667,558	1,629,616
Primaris REIT	116,232	1,250,400
Primary Health Properties PLC	1,616,952	2,932,357
Prime US REIT	796,700	586,954
Prologis, Inc.	897,943	143,931,283
Prosperity REIT	1,500,000	514,209
PRS REIT PLC	596,491	810,062
PS Business Parks, Inc.	24,287	4,546,526
Public Storage	183,541	68,185,482
Realty Income Corp.	688,622	47,762,822
Regency Centers Corp.	205,476	14,142,913
Regional REIT Ltd.(c)	542,249	577,528
Retail Estates NV	12,212	930,154
Retail Opportunity Investments Corp.	144,897	2,699,431
Rexford Industrial Realty, Inc.	195,511	15,257,678
RioCan Real Estate Investment Trust	381,185	7,121,348
RLJ Lodging Trust	198,345	2,780,797
RPT Realty	101,833	1,353,361
Ryman Hospitality Properties, Inc.(b)	65,804	6,151,358
Sabra Health Care REIT, Inc.	277,184	3,237,509
Safehold, Inc.(a)	25,750	1,108,538

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Safestore Holdings PLC	249,466	$3,924,540
Sankei Real Estate, Inc.	566	431,447
Scentre Group	6,325,088	13,178,388
Schroder Real Estate Investment Trust Ltd.	569,193	407,541
Segro PLC	1,459,106	24,428,501
Sekisui House REIT, Inc.	5,084	2,974,910
Service Properties Trust	192,778	1,565,357
Shaftesbury PLC	339,601	2,543,114
Shopping Centres Australasia Property Group	1,314,011	2,812,304
Simon Property Group, Inc.	397,038	46,850,484
SITE Centers Corp.	211,136	3,357,062
SL Green Realty Corp.	82,334	5,699,160
SmartCentres Real Estate Investment Trust	158,048	3,849,548
SOSiLA Logistics REIT Inc.	863	1,049,014
SPH REIT	1,175,500	803,868
Spirit Realty Capital, Inc.	155,893	6,773,551
STAG Industrial, Inc.	216,559	8,081,982
Standard Life Investment Property Income Trust Ltd.	521,264	537,816
Star Asia Investment Corp.	1,979	905,819
Starhill Global REIT	1,766,800	756,417
Starts Proceed Investment Corp.	278	498,036
Stockland	2,909,189	8,420,436
STORE Capital Corp.	296,154	8,419,658
Stride Property Group	615,685	787,023
Summit Hotel Properties, Inc.(b)	120,937	1,193,648
Summit Industrial Income REIT	198,408	3,141,415
Sun Communities, Inc.	139,403	24,474,985
Sunlight Real Estate Investment Trust	1,342,000	655,645
Sunstone Hotel Investors, Inc.(b)	261,853	3,207,699
Suntec Real Estate Investment Trust	2,544,100	3,360,927
Takara Leben Real Estate Investment Corp.	645	601,143
Tanger Factory Outlet Centers, Inc.	126,555	2,041,332
Target Healthcare REIT PLC	764,613	1,067,186
Terreno Realty Corp.	89,831	6,535,205
Tokyu REIT, Inc.	1,042	1,460,721
Triple Point Social Housing REIT PLC(c)	405,990	447,719
Tritax Big Box REIT PLC	2,284,311	6,973,244
UDR, Inc.	385,184	20,495,641
UK Commercial Property REIT Ltd.	911,777	1,004,592
Unibail-Rodamco-Westfield(a)(b)	125,122	8,830,474
UNITE Group PLC	385,122	5,453,409
United Urban Investment Corp.	3,611	3,950,923
Universal Health Realty Income Trust	14,645	735,033
Urban Edge Properties	142,350	2,660,522
Urban Logistics REIT PLC	555,752	1,306,813
Vastned Retail NV	22,742	580,599
Ventas, Inc.	484,990	26,941,195
Veris Residential, Inc.(b)	107,432	1,719,986
VICI Properties, Inc.	765,483	22,819,048
Vicinity Centres	4,569,706	5,962,617
Vital Healthcare Property Trust(d)	514,598	1,041,524
Vornado Realty Trust	213,474	8,263,579
Warehouses De Pauw CVA	172,483	6,635,451
Washington Real Estate Investment Trust	104,180	2,509,696
Waypoint REIT	872,708	1,645,126
Welltower, Inc.	530,068	48,135,475
Wereldhave NV	50,976	831,427
Workspace Group PLC	162,989	1,363,977
WP Carey, Inc.	229,996	18,576,777

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts, Inc.(b)	138,959	$2,680,519
Xior Student Housing NV	26,718	1,427,175

		1,939,774,534

Health Care Providers & Services — 0.1%
Chartwell Retirement Residences	283,902	2,696,147

Real Estate Management & Development — 14.8%
Abrdn European Logistics Income PLC(c)	502,566	690,091
ADLER Group SA(c)	107,619	819,792
Aeon Mall Co. Ltd.	140,200	1,705,892
Allreal Holding AG, Registered Shares	17,726	3,343,531
Amot Investments Ltd.	194,879	1,479,288
Aroundtown SA	1,394,931	7,014,455
Atrium Ljungberg AB, B Shares	55,915	914,312
Azrieli Group Ltd.	44,685	3,838,364
CA Immobilien Anlagen AG	49,833	1,407,416
Capitaland Investment Ltd.(b)	3,112,700	9,438,327
Castellum AB	326,368	6,463,179
Catena AB	32,601	1,704,842
Cibus Nordic Real Estate AB	55,061	1,273,379
City Developments Ltd.	573,300	3,514,968
Citycon OYJ	84,293	599,118
CK Asset Holdings Ltd.	2,406,000	16,310,609
CLS Holdings PLC	194,168	496,227
Corem Property Group AB	843,994	1,787,017
Deutsche EuroShop AG	62,369	1,033,347
Deutsche Wohnen SE	60,562	1,734,482
Dios Fastigheter AB	113,315	1,011,778
Entra ASA(c)	66,145	1,090,580
Fabege AB	312,708	3,795,690
Fastighets AB Balder, B Shares(b)	123,051	6,099,302
Grainger PLC	891,062	3,314,545
Grand City Properties SA	115,720	2,043,043
Hang Lung Properties Ltd.	2,454,000	4,693,447
Heiwa Real Estate Co. Ltd.	39,000	1,230,266
Helical PLC	122,146	664,220
Henderson Land Development Co. Ltd.	1,595,000	6,450,206
Hiag Immobilien Holding AG	4,756	493,812
Hongkong Land Holdings Ltd.	1,419,000	6,619,578
Hufvudstaden AB, A Shares	129,332	1,675,774
Hulic Co. Ltd.	503,400	4,250,404
Hysan Development Co. Ltd.	744,000	2,194,928
Intershop Holding AG	1,278	832,950
Kennedy-Wilson Holdings, Inc.	143,621	3,238,654
K-fast Holding AB(b)	78,917	361,539
Kojamo Oyj	236,336	4,701,475
LEG Immobilien SE	89,188	9,144,490
Lifestyle Communities Ltd.	119,033	1,254,536
Mitsubishi Estate Co. Ltd.	1,388,100	20,219,856
Mitsui Fudosan Co. Ltd.	1,121,300	23,764,537
Mobimo Holding AG	7,903	2,260,199
New World Development Co. Ltd.	1,714,507	6,557,630
Nomura Real Estate Holdings, Inc.	137,400	3,347,853
NP3 Fastigheter AB	33,367	927,277
Nyfosa AB	223,231	2,460,370
Pandox AB(b)	106,533	1,484,265
Peach Property Group AG	14,121	726,891
Phoenix Spree Deutschland Ltd.	105,876	469,962
Platzer Fastigheter Holding AB, Class B	70,963	720,752
PSP Swiss Property AG, Registered Shares	52,843	6,659,905
Sagax AB, Class B	207,675	5,304,940

3

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Samhallsbyggnadsbolaget i Norden AB	1,347,817	$4,233,720
Shurgard Self Storage SA	30,869	1,786,284
Sino Land Co. Ltd.	4,307,405	5,693,451
Sirius Real Estate Ltd.	1,299,494	1,983,736
Sumitomo Realty & Development Co. Ltd.	481,000	12,760,196
Sun Hung Kai Properties Ltd.	1,732,000	19,947,590
Swire Properties Ltd.	1,292,400	3,097,310
Swiss Prime Site AG, Registered Shares	91,513	8,944,891
TAG Immobilien AG	154,062	3,078,997
Tokyo Tatemono Co. Ltd.	242,100	3,413,352
Tricon Residential, Inc.	291,284	4,215,132
Tritax EuroBox PLC(c)	950,734	1,212,886
UOL Group Ltd.	605,800	3,183,195
Vonovia SE(a)	947,273	37,740,272
Wallenstam AB, B Shares	197,539	2,184,121
Wharf Real Estate Investment Co. Ltd.	1,999,000	9,420,423
Wihlborgs Fastigheter AB	162,733	2,821,406

		331,351,252

Total Common Stocks — 101.5% (Cost: $1,898,504,646)		2,273,821,933

Rights

Health Care Providers & Services — 0.0%
Vital Healthcare Property Trust (Expires: 05/12/22)	60,257	—

Total Rights — 0.0% (Cost: $ — )		—

Total Long-Term Investments — 101.5% (Cost: $1,898,504,646)		2,273,821,933

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(e)(f)(g)	49,679,638	$49,679,638
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(e)(f)	15,328,486	15,328,486

Total Short-Term Securities — 2.9% (Cost: $65,007,448)		65,008,124

Total Investments — 104.4% (Cost: $1,963,512,094)		2,338,830,057

Liabilities in Excess of Other Assets — (4.4)%		(97,542,131)

Net Assets — 100.0%		$2,241,287,926

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,668,862	$36,019,118	(a)	$—	$(9,018)	$676	$49,679,638	49,679,638	$94,432	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,420,540	907,946	(a)	—	—	—	15,328,486	15,328,486	2,884		—

					$(9,018)	$676	$65,008,124		$97,316		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Developed Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	23	06/09/22	$2,416	$(20,939)
SPI 200 Index	25	06/16/22	3,233	(49,056)
Dow Jones U.S. Real Estate Index	558	06/17/22	22,437	(1,356,717)

				$(1,426,712)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$1,489,384,140	$449,348,870	$1,041,524	$1,939,774,534
Health Care Providers & Services	2,696,147	—	—	2,696,147
Real Estate Management & Development	15,824,107	315,527,145	—	331,351,252
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	65,008,124	—	—	65,008,124

	$1,572,912,518	$764,876,015	$1,041,524	$2,338,830,057

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,356,717)	$(69,995)	$—	$(1,426,712)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Developed Real Estate Index Fund

Portfolio Abbreviation

CVA	Certificaten Van Aandelen (Dutch Certificate)

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	6